Summary of Plan Asset Allocation Plan Asset Allocation (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Society [Member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%
Society [Member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	$ 72	$ 171
Total	72	171
Society [Member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	4,513	4,039
Equity	153	318
Alternative investments	1,351	1,513
Other	(668)	(335)
Total	$ 5,349	$ 5,535
Society [Member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	74.00%	67.00%
Society [Member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	60.00%	50.00%
Society [Member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	90.00%	80.00%
Society [Member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	4.00%	8.00%
Society [Member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	0.00%
Society [Member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	21.00%	25.00%
Society [Member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	22.00%	25.00%
Society [Member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	6.00%
Society [Member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	29.00%	35.00%
TD Pension Plan [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%
TD Pension Plan [member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Equity	$ 79	$ 126
Total	79	126
TD Pension Plan [member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	2,549	2,814
Equity	166	212
Alternative investments	734	641
Other	(729)	(1,018)
Total	$ 2,720	$ 2,649
TD Pension Plan [member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	72.00%	74.00%
TD Pension Plan [member] | Debt securities [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	55.00%	55.00%
TD Pension Plan [member] | Debt securities [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	75.00%	75.00%
TD Pension Plan [member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	7.00%	9.00%
TD Pension Plan [member] | Equity [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	0.00%
TD Pension Plan [member] | Equity [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	30.00%
TD Pension Plan [member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	21.00%	17.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Minimum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	5.00%	5.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Maximum [Member]
Disclosure of fair value of plan assets [line items]
Acceptable range	38.00%	38.00%